S000050481 [Member] Annual Fund Operating Expenses - S000050481 [Member] - C000159357 [Member]	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.16%

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II on behalf of the Fund, Columbia Management Investment Advisers, LLC pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.